Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2023
Redeemable Convertible Preferred Shares [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED SHARES

17. REDEEMABLE CONVERTIBLE PREFERRED SHARES

In April 2016, the Company issued 724,939 Series A redeemable convertible preferred shares to an investor at US$7.20 per share for a total cash consideration of US$5.2 million (equivalent to RMB33.9 million).

In October 2016, the Company issued 276,940 Series A-1 redeemable convertible preferred shares to an investor at US$16.80 per share for a total cash consideration of US$4.7 million (equivalent to RMB31.5 million).

In July 2017, the Company issued 227,751 Series B redeemable convertible preferred shares to an investor at US$30.72 per share for a total cash consideration of US$7.0 million (equivalent to RMB47.6 million).

In November 2017, the Company in aggregate issued 228,813 Series B-1 redeemable convertible preferred shares to investors at US$35.36 per share for a total cash consideration of US$8.1 million (equivalent to RMB53.5 million). In connection with the issuance of Series B-1 redeemable convertible preferred shares, the Company agreed to grant one investor an option (“the 2017 Option”) to acquire 56,688 number of equity securities in the next qualified financing for the consideration of US$2.0 million (equivalent to RMB13.3 million).

In September 2018, the Company issued 205,594 Series B-2 redeemable convertible preferred shares to an investor at US$48.64 per share for a total cash consideration of US$10.0 million (equivalent to RMB68.5 million). In addition, the Company also issued 130,533 Series B-2 redeemable convertible preferred shares to convertible loan holders who elected to convert their 2018 Convertible loans upon the closing of the Series B-2 redeemable convertible preferred shares financing. In September 2018, the Company received an amendment letter from the 2017 Option holder and agreed proposing to amend the 2017 Option so that the option can be exercised at the Company’s next qualified financing after the issuance of B-2 redeemable convertible preferred shares.

 In July 2019, the Company issued 51,398 Series B-2 redeemable convertible preferred shares to investors at US$48.64 per share for a total cash consideration of US$2.5 million (equivalent to RMB17.2 million).

In July 2019, the Company issued 110,578 Series C redeemable convertible preferred shares to investors at US$57.12 per share for a total cash consideration of US$6.3 million (equivalent to RMB43.4 million). In addition, the 2017 Option holder exercised the option to acquire 56,688 Series C redeemable convertible preferred shares for a total cash consideration of US$2.0 million (equivalent to RMB13.7 million). The 56,688 Series C redeemable convertible preferred shares were recorded at their fair value of US$57.12 per share and any change of the fair value of the 2017 Option was recorded in “changes in fair value of financial instruments” in the consolidated statements of operations and comprehensive loss.

In addition, upon the closing of the Series C redeemable convertible preferred shares financing, the Company issued 47,500 Series C redeemable convertible preferred shares to holders of March 2019 Convertible Loan who elected to convert all of their March 2019 Convertible Loan (note 18); the Company also agreed with the holders of the March 2019 Shareholder Loan (note 18) to modify the settlement that the March 2019 Shareholder Loan were settled by the Company issuing 75,643 Series C redeemable convertible preferred shares to the loan holders.

In February 2021, the Company completed a C-1 round financing. The Company issued 262,395 Series C-1 redeemable convertible preferred shares to a new investor (“HL”), at US$38.08 per share for a total cash consideration of US$10.0 million, and concurrently issued 582,819 number of warrants (“the 2021 Warrant”) at a total consideration of US$1.0 to HL. In addition, HL was granted an option (“the HL Option”) to subscribe for additional C-1 redeemable convertible preferred shares at the lower of (i) a price being 30% discount of the pre- money valuation of the ordinary shares of the Company at the subsequent round of financing of the Company on a fully-diluted basis or (ii) the quotient of (x) US$10.0 million, and (y) the total number of subscription shares (262,395) and warrants (582,819), i.e., US$11.8320. The aggregate option price shall not exceed US$5,000,000. The HL option has an exercise period of 2 years from the closing date of the C-1 financing transaction.

Concurrently, the Company issued 132,855 Series C-1 redeemable convertible preferred shares to certain existing investors (“C-1 investors”) at US$38.08 per share for a total cash consideration of US$5.1 million and issued shareholder loans of US$4.9 million to these C-1 investors, which bear a fixed interest rate of 8.0% per annum and are repayable within one year (“the February 2021 Shareholders Loan”). The Company also issued 265,622 number of the 2021 Warrant to the C-1 investors at a total consideration of US$1.0.

The Company agreed to modifications with certain holders of July 2019 convertible loan of the aggregate principal of US$4.2 million and 2020 convertible loan (note 18) of the aggregate principal plus accrued but unpaid interest of US$4.0 million. 50% of these convertible loans were converted into 106,897 Series C-1 redeemable convertible preferred shares at the conversion price of US$38.08 per share, and the remaining 50% of these convertible loans were exchanged for the February 2021 Shareholders Loan. In connection with the modification of these convertible loans, the Company issued 267,064 number of 2021 Warrants to the holders of the February 2021 Shareholders Loan.

In addition, the Company issued additional number of 4,360,266 Class A ordinary shares to the C-1 Investors and holders of the February 2021 Shareholders Loan (collectively referred to as “Internal Round Investors”) at nil consideration. The number of ordinary shares issued to each of the internal round investors was proportionately based on their investment amount (cash paid to subscribe C-1 redeemable convertible preferred shares and the principal amount plus any accrued but unpaid interest for the original July 2019 convertible loan and 2020 convertible loan.

Upon the closing of the C-1 round financing, total number of 1,115,505 2021 Warrants were issued by the Company to HL and Internal Round Investors as described above. From the date of the C-1 round financing to June 30, 2021, each holder of the 2021 Warrant shall have the right to exercise the 2021 Warrant at the nominal consideration of US$1.0 to acquire 1,115,505 shares of the Company, upon the occurrence of: (a) a qualified IPO, for ordinary shares; (b) a qualified financing for Series C-1 redeemable convertible preferred shares and (c) a liquidation event for Series C-1 redeemable convertible preferred shares. From July 1, 2021, holders shall have the right to exercise the warrants at any time, free from any condition or restriction. In July 2021, all 1,115,505 2021 Warrants were exercised into the Series C-1 redeemable convertible preferred shares.

In August 2021, the Company issued to Black River 364,592 Series C-1 redeemable convertible preferred shares and 388,695 PFI Warrant in exchange for 5,072,000 ordinary shares of PFI Foods, held by Black River (note 8). All 388,695 PFI Warrant were exercised in August 2021 and the corresponding Series C-1 redeemable convertible preferred shares were issued to Black River.

In November 2023, all of the Series A, Series A-1, Series B, Series B-1, Series B-2, Series C and Series C-1 (collectively the “Redeemable Convertible Preferred Shares” were converted into 4,507,844 Class A ordinary shares upon the completion of IPO.

The key terms of Redeemable Convertible Preferred Shares are summarized below:

Redemption Rights

Prior to the issuance of Series B-2 Redeemable Convertible Preferred Shares in September 2018, Series A, A-1, B and B-1 Redeemable Convertible Preferred Shares shall be redeemable at the option of holders, at any time after the earliest of (i) the fifth (5th) anniversary of the respective issue dates of Series A, A-1, B and B-1 Redeemable Convertible Preferred Shares, (ii) there is a material breach of the Series A, A-1, B and B-1 purchase agreements or any other related agreements (as defined in the Series A, A-1, B and B-1 purchase agreements) by any company or shareholder other than the redeemable convertible preferred shareholders, (iii) holder of any equity securities of the Company has requested a redemption of their shares, with the prior written consent of the holders holding at least a majority of the same series of the outstanding redeemable convertible preferred shares.

Upon the issuance of Series B-2 Redeemable Convertible Preferred Shares in September 2018, the redemption terms of Series A, A-1, B and B-1 Redeemable Convertible Preferred Shares were modified to be the same as Series B-2 Redeemable Convertible Preferred Shares, in which they were redeemable at the option of holders at any time after the earliest of (i) January 1, 2022, (ii) there is a material breach of the Series A, A-1, B and B-1 purchase agreements or any other related agreements (as defined in the Series A, A-1, B and B-1 purchase agreements) by any company or shareholder other than the redeemable convertible preferred shareholders, (iii) holder of any equity securities of the Company has requested a redemption of their shares, with the prior written consent of the holders holding at least a majority of the same series of the outstanding redeemable convertible preferred shares.

Series B-2, C and C-1 Redeemable Convertible Preferred Shares shall be redeemable at the option of holders, at any time after the earliest of (i) January 1, 2022; (ii) there is a material breach of the Series B-2, C and C-1 purchase agreements or any other related agreements (as defined in the Series B-2, C and C-1 purchase agreements) by any company or shareholder other than the redeemable convertible preferred shareholders, (iii) holder of any equity securities of the Company has requested a redemption of their shares, with the prior written consent of the holders holding at least a majority of the same series of the outstanding redeemable convertible preferred shares.

In October 2021, all investors of Company’s Redeemable Convertible Preferred Shares signed confirmation letters with the Company that they will not exercise their redemption rights at any time on or before January 1, 2023. In May 2022, all but one investors of the Company’s Redeemable Convertible Preferred Shares signed further confirmation letters that they will not exercise their redemption rights at any time on or before January 1, 2024. In June 2023, all but six investors of the Company’s Redeemable Convertible Preferred Shares signed further confirmation letters that they will not exercise their redemption rights at any time on or before January 1, 2025.

The redemption price equals to 100% of the Series A, A-1, B and B-1 Redeemable Convertible Preferred Shares issue price with an 12% compound interest per annum, plus any declared but unpaid dividends on such Redeemable Convertible Preferred Shares. The redemption price equals to 100% of the Series B-2, C and C-1 Redeemable Convertible Preferred Shares subscription price with an 8% compound interest per annum, plus any declared but unpaid dividends on such Redeemable Convertible Preferred Shares.

Conversion Rights

Each Redeemable Convertible Preferred Share shall be convertible, at the option of the holder, at any time after the date of issuance of such Redeemable Convertible Preferred Share according to an initial conversion ratio of 1:1, subject to adjustments for dilution, including but not limited to share splits, share combination, share dividends and distribution and adjustment in conversion price for dilutive issuances.

Each Redeemable Convertible Preferred Share shall automatically be converted into ordinary shares upon the earlier of (i) the consummation of a qualified IPO or (ii) the date, or the occurrence of an event, specified by vote or written consent or agreement of the requisite majority (voting as separate series, and on an as-converted basis).

Voting Rights

Each Redeemable Convertible Preferred Shareholder shall be entitled to one vote for each Ordinary Share into which such Redeemable Convertible Preferred Shares could then be converted, and with respect to such vote, such preferred shareholder shall have full voting rights and powers equal to the voting rights and powers of the ordinary shareholders.

Dividend Rights

Each holder of the Redeemable Convertible Preferred Shares shall be entitled to receive dividends at 5% per annum of the respective subscription price. Such dividends shall be payable only when, as, and if declared by the unanimous approval of the Board and shall be cumulative.

Liquidation Preferences

Upon the occurrence of any liquidation event, all assets and funds of the Company legally available for distribution to the shareholders shall be distributed in the following manner and order:

(1)	Holders of Series C-1 Redeemable Convertible Preferred Shares;

(2)	Holders of Series C Redeemable Convertible Preferred Shares;

(3)	Holders of Series B-2 Redeemable Convertible Preferred Shares;

(4)	Holders of Series B-1 Redeemable Convertible Preferred Shares;

(5)	Holders of Series B Redeemable Convertible Preferred Shares;

(6)	Holders of Series A-1 Redeemable Convertible Preferred Shares;

(7)	Holders of Series A Redeemable Convertible Preferred Shares;

(8)	Holders of Series Seed Convertible Preferred Shares (note 20);

(9)	All the Class B ordinary shares shall be cancelled. In November 2023, the Company has waived the provision of Memorandum and Articles of Association to allow the redesignation of all of the issued and outstanding Class B ordinary shares with such the rights, preferences and privileges and the authorized Class B Ordinary shares would be 875,000 as of December 31, 2023.

Shareholders of Series C-1, Series C and Series B-2 Redeemable Convertible Preferred Shares shall be entitled to receive, prior to and in preference to any distribution of any of the assets or funds of the Company to the holders of any previous Redeemable Convertible Preferred Shares, series seed convertible preferred shares and ordinary shares, the amount equal to the sum of 100% of its subscription price on each Redeemable Convertible Preferred Shares, compounded with an interest rate of 8% per annum, plus any and all declared but unpaid dividends.

Shareholders of Series B-1, Series B, Series A-1 and Series A Redeemable Convertible Preferred Shares shall be entitled to receive, prior and in preference to any distribution of any of the assets or funds of the Company to the holders of any previous Redeemable Convertible Preferred Shares, Series Seed Convertible Preferred Shares and ordinary shares, the amount equal to the sum of 100% of its subscription price on each Redeemable Convertible Preferred Shares, compounded with an interest rate of 12% per annum, plus any and all declared but unpaid dividends.

After unconditional and irrevocable distribution or payment in full of amount to the preferred shareholders, all remaining assets and funds of the Company available for distribution to the shareholders shall be distributed ratably among all the shareholders based on the number of shares held by such shareholders on a fully diluted basis. If the value of the remaining assets of the Company is less than the aggregate liquidation preference amounts payable to the holders of a particular series of preferred shares, then the remaining assets of the Company shall be distributed pro rata amongst the holders of all outstanding preferred shares of that series.

Initial measurement and subsequent accounting for Redeemable Convertible Preferred Shares

The Redeemable Convertible Preferred Shares are initially classified as mezzanine equity in the consolidated balance sheets as these Redeemable Convertible Preferred Shares may be redeemed at the options of the holders on or after an agreed upon date outside the sole control of the Company. The holders of the Redeemable Convertible Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares. The Redeemable Convertible Preferred Shares are recognized at their respective fair value at the date of issuance, net of issuance costs of nil, except for those described below.

The proceeds from the issuance of the Series B-1 Redeemable Convertible Preferred Shares were first allocated to the 2017 Option based on its fair value of RMB2.6 million (US$0.4 million).

The 2021 Warrant, the HL Option and the PFI Warrant are legally detachable and separately exercisable for underlying redeemable convertible preferred shares that are contingently redeemable and therefore are considered freestanding financial liabilities under ASC 480. The 2021 Warrant, the HL Option and the PFI Warrant are initially measured and recognized at their fair value and subsequently measured at fair value with changes in fair value recognized in “changes in fair value of financial instruments” in the consolidated statements of operations and comprehensive loss.

The proceeds of US$10.0 million received from the investor HL were first allocated to the 2021 Warrant and the HL Option which are financial liabilities at fair value. The total fair value of the 2021 Warrant of US$11.6 million (equivalent to RMB74.2 million) and the HL Option of US$4.0 million (equivalent to RMB25.5 million) exceeded proceeds received by US$5.6 million (equivalent to RMB36.0 million), representing future business collaboration expected, which was recognized as “other expenses, net” in the consolidated statements of operations and comprehensive loss. As a result, nil consideration was allocated to Series C-1 redeemable convertible preferred shares. As Series C-1 redeemable convertible preferred shares are redeemable at holders’ discretion at any time, the Company adjusts the Series C-1 redeemable convertible preferred shares from the nil consideration allocated, to their maximum redemption amount at each reporting date. The adjustments were recorded, in the absence of retained earnings, first as a reduction of additional paid-in capital and then as an increase to the net loss attributable to ordinary shareholders.

The proceeds of US$5.1 million received from the C-1 investors for issuance of Series C-1 redeemable convertible preferred shares, the 2021 Warrant and ordinary shares were first allocated to the 2021 Warrant which are financial liabilities at their fair value of US$2.7 million (equivalent to RMB17.1 million), with the remaining proceed allocated to Series C-1 redeemable convertible preferred shares and ordinary shares based on their relative fair values of US$0.3 million (equivalent to RMB1.8 million) and US$2.0 million (equivalent to RMB12.9 million) respectively.

The proceeds of US$4.9 million received from the C-1 investors for issuance of the February 2021 Shareholders Loan, the 2021 Warrant and ordinary shares were first allocated to the 2021 Warrant which are financial liabilities at their fair value of US$2.6 million (equivalent to RMB16.7 million), with the remaining proceeds allocated to the February 2021 Shareholders Loan and ordinary shares based on their relative fair values of US$0.4 million (equivalent to RMB2.4 million) and US$1.9 million (equivalent to RMB12.4 million) respectively.

The Company applied the debt extinguishment to account for the exchange of the July 2019 convertible loan and 2020 convertible loan into 106,897 Series C-1 redeemable convertible preferred shares and US$4.1 million February 2021 Shareholders Loan. As a result, the Company recognized the respective fair values of series C-1 redeemable convertible preferred shares of US$2.1 million (equivalent to RMB13.6 million), the February 2021 Shareholders Loan of US$3.9 million (equivalent to RMB24.8 million), the 2021 Warrant of US$5.3 million (equivalent to RMB34.0 million) and ordinary shares of US$33.1 million (equivalent to RMB211.0 million), and derecognized the carrying value of the July 2019 convertible loan and 2020 convertible loan which resulted in an extinguishment loss of RMB224.4 million (US$34.7 million) that was recognized as “other expenses, net” in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021.

The C-1 redeemable convertible preferred shares issued to and those exercised from PFI warrant by Black River were recorded at their fair values on the issuance date.

The Company evaluated the embedded conversion option in the Redeemable Convertible Preferred Shares to determine if there were any embedded derivatives requiring bifurcation). The conversion option of the Redeemable Convertible Preferred Shares is not bifurcated because the conversion option is clearly and closely related to the host equity instrument. The contingent redemption options of the Redeemable Convertible Preferred Shares are not bifurcated because the underlying ordinary shares are not net settable since the Redeemable Convertible Preferred Shares were neither publicly traded nor readily convertible into cash.

As all series of the Redeemable Convertible Preferred Shares are redeemable at holders’ discretion at any time, the Company adjusts the Redeemable Convertible Preferred Shares to their maximum redemption amount at each reporting date. The adjustments were recorded, in the absence of retained earnings, first as a reduction of additional paid-in capital of RMB36.2 million (US$5.4 million) and RMB110.1 million (US$15.6 million) for the years ended December 31, 2022 and 2023, respectively, and then as an increase to the accumulated deficit of RMB72.9 million and RMB nil for the years ended December 31, 2022 and 2023, respectively.

Modification and Extinguishment of Redeemable Convertible Preferred Shares

Upon the issuance of the Series B-2 Redeemable Convertible Preferred Shares in September 2018, the redemption term of Series A, A-1, B and B-1 Redeemable Convertible Preferred Shares were modified to be the same as the redemption term of the B-2 Redeemable Convertible Preferred Shares to extend the earliest redemption date to January 1, 2022 in the event the Company does not complete a qualified IPO. In October 2021, all investors of Company’s Redeemable Convertible Preferred Shares investors signed confirmation letters with the Company that they will not exercise their redemption rights at any time on or before January 1, 2023. In May 2022, all but one investors of the Company’s Redeemable Convertible Preferred Shares signed further confirmation letters that they will not exercise their redemption rights at any time on or before January 1, 2024. In June 2023, all but six investors of the Company’s Redeemable Convertible Preferred Shares signed further confirmation letters that they will not exercise their redemption rights at any time on or before January 1, 2025.

The Company assessed whether there was a change in fair value of each modification of Redeemable Convertible Preferred Shares exceeding 10% immediately after the change in terms compared to the fair value of the Redeemable Convertible Preferred Shares immediately before the amendment at each modification date. A change in fair value exceeding 10% would result in extinguishment accounting, while a change in fair value not exceeding 10% would be considered non-substantive and subject to modification accounting.

The Company accounts for modifications that result in an increase to the fair value of the modified Redeemable Convertible Preferred Shares as a deemed dividend reconciling net loss to net loss attributable to ordinary shareholders as there is a transfer of value from the ordinary shareholders to the redeemable convertible preferred shareholders. Modifications that result in a decrease in the fair value of the modified Redeemable Convertible Preferred Shares were not recognized. With the assistance of an independent third-party valuation firm, the Company determined that the change in fair value for each modification did not exceed 10% and did not result in any substantial increase to the fair value of the modified Redeemable Convertible Preferred Shares.

The Company’s Redeemable Convertible Preferred Shares activities consist of the following:

	Series A Redeemable Convertible Preferred Shares		Series A-1 Redeemable Convertible Preferred Shares		Series B Redeemable Convertible Preferred Shares		Series B-1 Redeemable Convertible Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
		RMB		RMB		RMB		RMB
Balance as of January 1, 2021	724,939	58,511,842	276,940	48,687,737	227,751	67,732,191	228,813	74,959,524
Accretion of Redeemable Convertible Preferred Shares	-	6,938,024	-	5,773,133	-	8,031,324	-	8,888,302
Foreign currency translation adjustment	-	(1,415,102)	-	(1,177,507)	-	(1,638,097)	-	(1,812,888)

Balance as of December 31, 2021	724,939	64,034,764	276,940	53,283,363	227,751	74,125,418	228,813	82,034,938
Accretion of Redeemable Convertible Preferred Shares	-	8,144,087	-	6,776,699	-	9,427,439	-	10,433,390
Foreign currency translation adjustment	-	6,164,500	-	5,129,485	-	7,135,909	-	7,897,339

Balance as of December 31, 2022	724,939	78,343,351	276,940	65,189,547	227,751	90,688,766	228,813	100,365,667
Accretion of Redeemable Convertible Preferred Shares	-	8,413,619	-	7,000,977	-	9,739,445	-	10,778,688
Automatic Conversion to Class A ordinary shares upon IPO	(724,936)	(88,851,534)	(276,936)	(73,933,412)	(227,748)	(102,852,838)	(228,811)	(113,827,704)
Foreign currency translation adjustment	-	2,094,564	-	1,742,888	-	2,424,627	-	2,683,349
Others	(3)	-	(4)	-	(3)	-	(2)	-

Balance as of December 31, 2023	-	-	-	-	-	-	-	-

	Series B-2 Redeemable Convertible Preferred Shares		Series C Redeemable Convertible Preferred Shares		Series C-1 Redeemable Convertible Preferred Shares		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
		RMB		RMB		RMB		RMB
Balance as of January 1, 2021	387,525	145,622,729	290,409	121,535,400	-	-	2,136,377	517,049,423
Issuance of Redeemable Convertible Preferred Shares to C-1 investors, net of issuance costs	-	-	-	-	502,147	15,477,848	502,147	15,477,848
Redeemable Convertible Preferred Shares exercised from 2021 Warrants	-	-	-	-	1,115,505	174,498,135	1,115,505	174,498,135
Redeemable Convertible Preferred Shares issued to and exercised from PFI Warrant by Black River	-	-	-	-	753,287	94,141,160	753,287	94,141,160
Beneficial conversion feature of redeemable convertible preferred shares	-	(4,711,740)	-	(10,564,815)	-	(1,665,884)	-	(16,942,439)
Accretion of Redeemable Convertible Preferred Shares	-	16,161,629	-	20,034,136	-	315,391,970	-	381,218,518
Foreign currency translation adjustment	-	(3,396,304)	-	(2,747,873)	-	(3,380,720)	-	(15,568,491)

Balance as of January 1, 2022	387,525	153,676,314	290,409	128,256,848	2,370,939	594,462,509	4,507,316	1,149,874,154
Accretion of Redeemable Convertible Preferred Shares	-	13,029,935	-	10,874,665	-	50,403,394	-	109,089,609
Foreign currency translation adjustment	-	14,594,247	-	12,180,224	-	56,454,594	-	109,556,298

Balance as of December 31, 2022	387,525	181,300,496	290,409	151,311,737	2,370,939	701,320,497	4,507,316	1,368,520,061
Issuance of Redeemable Convertible Preferred Shares to C-1 investors, net of issuance costs	-	-	-	-	563	60,170	563	60,170
Accretion of Redeemable Convertible Preferred Shares	-	13,007,081	-	10,855,591	-	50,317,395	-	110,112,796
Automatic conversion of Class A ordinary shares upon IPO	(387,524)	(199,066,600)	(290,405)	(166,139,167)	(2,371,484)	(770,044,701)	(4,507,844)	(1,514,715,956)
Foreign currency translation adjustment	-	4,759,023	-	3,971,839	-	18,346,639	-	36,022,929
Others	(1)	-	(4)	-	(18)	-	(35)	-

Balance as of December 31, 2023	-	-	-	-	-	-	-	-